CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net cash (used in) provided by continuing operations	$ 187,785	$ 168,530	$ 119,732
Net cash used in discontinued operations		(4,174)	3,483
Net cash provided by operating activities	187,785	164,356	123,215
Cash flows from investing activities:
Business acquisition, net of cash acquired	(139,558)		(385,346)
Purchases of property, plant and equipment	(108,998)	(107,363)	(76,998)
Purchase of investments	(100)	(403)	(6,728)
Proceeds from sale of assets	1,795	330	924
Other			(314)
Net cash used in continuing operations	(246,861)	(107,436)	(468,462)
Net cash provided by discontinued operations		2,331	(97)
Net cash used in investing activities	(246,861)	(105,105)	(468,559)
Cash flows from financing activities:
Proceeds on bond offering	200,000		298,035
Proceeds from issuance of long-term debt	80,000	989,450	544,850
Payment of capital lease obligation	(703)	(516)	(228)
Payment on long-term debt	(63,100)	(990,961)	(510,038)
Partial redemption of senior notes	(84,127)
Payment of financing costs	(7,438)	(6,576)	(18,616)
Distributions to non-controlling interests			(1,850)
Dividends on common stock	(62,341)	(62,064)	(54,100)
Proceeds from (Payments for) Other Financing Activities	(231)
Repurchase and retirement of common stock	(1,856)	(887)	(559)
Net cash provided by (used in) financing activities	60,204	(71,554)	257,494
Increase (decrease) in cash and cash equivalents	1,128	(12,303)	(87,850)
Cash and cash equivalents at beginning of period	5,551	17,854	105,704
Cash and cash equivalents at end of period	6,679	5,551	17,854
Parent
Cash flows from operating activities:
Net cash (used in) provided by continuing operations		(88,251)	(52,318)
Net cash provided by operating activities	(71,646)	(88,251)	(52,318)
Cash flows from investing activities:
Business acquisition, net of cash acquired	(139,558)		(385,346)
Other			(314)
Net cash used in continuing operations			(385,660)
Net cash used in investing activities	(139,558)		(385,660)
Cash flows from financing activities:
Dividends on common stock	(62,341)	(62,064)	(54,100)
Proceeds from (Payments for) Other Financing Activities	(231)
Repurchase and retirement of common stock	(1,856)	(887)	(559)
Transactions with affiliates, net	275,632	151,202	492,637
Net cash provided by (used in) financing activities	211,204	88,251	437,978
Subsidiary Issuer
Cash flows from operating activities:
Net cash (used in) provided by continuing operations		36,811	13,106
Net cash provided by operating activities	37,972	36,811	13,106
Cash flows from financing activities:
Proceeds on bond offering	200,000		298,035
Proceeds from issuance of long-term debt	80,000	989,450	544,850
Payment on long-term debt	(63,100)	(990,961)	(510,038)
Partial redemption of senior notes	(84,127)
Payment of financing costs	(7,438)	(6,576)	(18,616)
Transactions with affiliates, net	(158,453)	(35,215)	(424,129)
Net cash provided by (used in) financing activities	(33,118)	(43,302)	(109,898)
Increase (decrease) in cash and cash equivalents	4,854	(6,491)	(96,792)
Cash and cash equivalents at beginning of period	86	6,577	103,369
Cash and cash equivalents at end of period	4,940	86	6,577
Guarantors
Cash flows from operating activities:
Net cash (used in) provided by continuing operations		195,591	137,386
Net cash used in discontinued operations		(4,174)	3,483
Net cash provided by operating activities	196,186	191,417	140,869
Cash flows from investing activities:
Purchases of property, plant and equipment	(103,509)	(100,139)	(70,948)
Purchase of investments	(100)	(403)	(6,728)
Proceeds from sale of assets	1,740	282	882
Net cash used in continuing operations		(100,260)	(76,794)
Net cash provided by discontinued operations		2,331	(97)
Net cash used in investing activities	(101,869)	(97,929)	(76,891)
Cash flows from financing activities:
Payment of capital lease obligation	(638)	(462)	(183)
Distributions to non-controlling interests			3,150
Transactions with affiliates, net	(95,225)	(99,190)	(58,495)
Net cash provided by (used in) financing activities	(95,863)	(99,652)	(55,528)
Increase (decrease) in cash and cash equivalents	(1,546)	(6,164)	8,450
Cash and cash equivalents at beginning of period	2,366	8,530	80
Cash and cash equivalents at end of period	820	2,366	8,530
Non-Guarantors
Cash flows from operating activities:
Net cash (used in) provided by continuing operations		24,379	21,558
Net cash provided by operating activities	25,273	24,379	21,558
Cash flows from investing activities:
Purchases of property, plant and equipment	(5,489)	(7,224)	(6,050)
Proceeds from sale of assets	55	48	42
Net cash used in continuing operations		(7,176)	(6,008)
Net cash used in investing activities	(5,434)	(7,176)	(6,008)
Cash flows from financing activities:
Payment of capital lease obligation	(65)	(54)	(45)
Distributions to non-controlling interests			(5,000)
Transactions with affiliates, net	(21,954)	(16,797)	(10,013)
Net cash provided by (used in) financing activities	(22,019)	(16,851)	(15,058)
Increase (decrease) in cash and cash equivalents	(2,180)	352	492
Cash and cash equivalents at beginning of period	3,099	2,747	2,255
Cash and cash equivalents at end of period	$ 919	$ 3,099	$ 2,747